Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Tax [Abstract]
Schedule of Movements in Deferred Tax Liabilities and Assets

The movements in deferred tax liabilities and assets during the reporting period are as follows:

	Fair value adjustments arising from acquisition of a subsidiary	Right-of-use assets	Total
	RMB	RMB	RMB
At January 1, 2024	10,549	5,413	15,962
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 9)	(5,181)	1,300	(3,881)
Deferred tax liabilities at December 31, 2024 and January 1, 2025	5,368	6,713	12,081
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 9)	1,975	(1,241)	734
Deferred tax liabilities at December 31, 2025	7,343	5,472	12,815
Deferred tax liabilities at December 31, 2025 in US$	1,051	782	1,833

Schedule of Movements in Deferred Tax Assets

Deferred tax assets

	Contract liabilities	Lease liabilities	Donation expenses	Losses Available for Offsetting Against Future Taxable profits	Total
	RMB	RMB	RMB	RMB	RMB

At January 1, 2024	43,440	5,413	-	16,402	65,255
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 11)	(5,623)	1,300	2,896	(12,879)	(14,306)
Deferred tax assets at December 31, 2024 and January 1, 2025	37,817	6,713	2,896	3,523	50,949
Deferred tax (credited)/charged to the statement of profit or loss during the year (note 11)	(12,582)	(1,241)	(1,204)	8,850	(6,177)
Deferred tax assets at December 31, 2025	25,235	5,472	1,692	12,373	44,772
Deferred tax assets at December 31, 2025 in US$	3,609	782	242	1,769	6,402

Schedule of Deferred Tax Assets and Liabilities	The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Deferred tax offset in the consolidated statements of financial position	6,713	12,815	1,833
Net deferred tax assets recognized in the consolidated statements of financial position	44,236	31,957	4,570
Net deferred tax liability recognized in the consolidated statements of financial position	5,368	-	-